Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
g.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2020	2019	2018
Domestic (Israel)	$99,182	$184,410	$91,485
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	198,853	172,444	200,548
Income from continuing and discontinued operations before taxes	$298,035	$356,854	$292,033

Components of Taxes on Income
h.	Taxes on income are comprised of the following:

	Year ended March 31,
	2020	2019	2018
Current taxes	$55,895	$60,203	$27,687
Prior years' benefits	(9,995)	(2,980)	(1,830)
Deferred income taxes	7,585	17,509	56,097
	$53,485	$74,732	$81,954

Domestic (Israel)	$4,177	$33,183	$17,373
Foreign (North America)	49,308	41,549	64,581
	$53,485	$74,732	$81,954

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
i.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2020	2019	2018
Statutory tax rate (in Israel)	23.0%	23.0%	24.0%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other	(4.1%)	(6.2%)	(7.8%)
Utilization of net operating losses	—	(0.4%)	(2.5%)
Different tax rates applicable to non-Israeli subsidiaries	1.3%	0.8%	(2.3%)
Uncertain tax positions, net	(0.6%)	3.4%	(3.3%)
FX on tax payments	0.4%	(0.3%)	—
Taxes from prior years	(0.8%)	0.6%	5.7%
Net operating loss carryback (1)	(1.3%)	—	—
Change in Federal corporate income tax rate	—	—	14.2%
Effective consolidated tax rate	17.9%	20.9%	28.0%

(1)

Net operating loss carryback is attributed to the CARES Act which was enacted in the U.S. on March 27, 2020.  The CARES Act, among other provisions, allows U.S. corporations to carry existing losses back to the preceding five years.  The Company expects to receive a benefit due to the increased value of its losses when carried back to preceding years in which the U.S. federal corporate income tax rate was 35% versus the current 21%.

Components of Current Taxes
j.	Current taxes are calculated at the following combined federal and local rates:

	Year ended March 31,
	2020	2019	2018
On Israeli operations (not including “Approved Enterprise”)	23.0%	23.0%	24.0%
On U.S. operations *	21.2%	21.2%	31.7%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. discontinued operations *	*	*	20.0%
On Ireland discontinued operations *	*	*	12.5%

*

The U.S. and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.  Since the U.K. and Ireland operations are classified as discontinued operations, there is no current tax.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2020	2019
Deferred tax assets:
Operating loss carryforward	$548	$4,383
Capital loss carryforward	17,749	18,301
Deferred revenue	24,765	19,726
Property, plant, and equipment	1,440	1,440
Intangible assets	36,612	41,420
Accrued expenses	45,756	50,742
Bad debt allowance	583	83
Hedge accounting	792	84
Marketable securities	262	—
Other, net	8,506	7,448
Total deferred tax assets	137,013	143,627
Valuation allowance for deferred tax assets	(23,338)	(24,652)
Net deferred tax assets	113,675	118,975
Deferred tax liabilities:
Property, plant, and equipment	(10,178)	(8,803)
Marketable securities	—	(1,924)
Other, net	(199)	(259)
Total deferred tax liabilities	(10,377)	(10,986)
Net deferred tax assets	$103,298	$107,989
Domestic	$4,224	$5,684
Foreign	99,074	102,305
	$103,298	$107,989

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the Consolidated Balance Sheets as follows:

	March 31,
	2020	2019
Among non-current assets	$106,693	$110,974
Among long-term liabilities	(3,395)	(2,985)
	$103,298	$107,989

Schedule of Uncertain Tax Positions	The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.h).

	Year ended March 31,
	2020	2019	2018
Unrecognized tax exposure at beginning of year	$28,188	$16,810	$23,457
Increases as a result of positions taken in prior period	382	1,689	—
Decreases as a result of positions taken in prior period	(7,913)	(128)	(15,506)
Increases as a result of positions taken in current period	4,601	9,817	8,859
Unrecognized tax exposure at end of year	$25,258	$28,188	$16,810